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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -----------------------
         This Amendment (Check only one.):   [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          646 Steamboat Rd.
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Ernenwein
Title:            Chief Financial Officer
Phone:            203.422.6564

Signature, Place, and Date of Signing:


 /s/ John Ernenwein            Greenwich, Connecticut           May 17, 2010
---------------------------    ----------------------       -------------------
     [Signature]                    [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                                                ----

Form 13F Information Table Entry Total:                           14
                                                               -----

Form 13F Information Table Value Total:                     $532,390
                                                            --------
                                                          (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                       Blue Harbour Group, LP
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2010


                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   FAIR MARKET
                                TITLE OF    CUSIP     VALUE      SHARES/   SH/  PUT/       SHARED  SHARED OTHER
ISSUER                           CLASS      NUMBER  (X 1000S)  PRN AMOUNT  PRN  CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC                     CL A    127190304   $62,686   1,283,242  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABS INTL INC          COM    159864107   $21,448     545,619  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
                                  SPON
ICON PUB LTD CO                    ADR    45103T107   $39,218   1,484,959  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
JACK IN THE BOX INC                COM    466367109   $9,624      408,673  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP             COM    53217V109   $76,348   1,460,656  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
MANTECH INTL CORP                 CL A    564563104   $23,961     490,699  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                         COM    670006105   $83,740  13,956,745  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW                      COM    682680103   $45,963   1,006,851  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPS VAN HEUSEN CORP           COM    718592108   $84,942   1,480,866  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                         COM NEW  749361200   $15,252   1,011,408  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
SAVVIS INC                       COM NEW  805423308   $3,643      220,777  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC                     COM    82568P304   $4,177      173,401  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
SKILLSOFT PLC                   SPON ADR  830928107   $33,875   3,282,486  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC                     COM    92046N102   $27,513   2,715,946  SH        SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                        $532,390
